State Farm Stock and Bond Balanced Fund
STOCK AND BOND BALANCED FUND
Investment Objective:
The Stock and Bond Balanced Fund (the “Fund”) seeks long-term growth of capital, balanced with current income.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Stock and Bond Balanced Fund
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.40%
Total Annual Fund Operating Expenses	0.49%

Expense Example
               This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Stock and Bond Balanced Fund	50	157	274	616

The example does not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests substantially all of its assets in shares of the Large Cap Equity Index Fund and the Bond Fund. The Fund attempts to maintain approximately 60% of its assets in shares of the Large Cap Equity Index Fund and 40% of its assets in shares of the Bond Fund. The Large Cap Equity Index Fund primarily invests in stocks of issuers that are listed on the S&P 500® Index. The Bond Fund invests primarily in good quality bonds issued by domestic companies.
Principal Risks of Investing in the Fund
               Because the Fund invests substantially all its assets in the Large Cap Equity Index Fund and the Bond Fund, the risks of investing in the Fund are the same as the risks of investing in those underlying funds.

               The Fund is subject to market risk associated with the stock and equity investments of the Large Cap Equity Index Fund. Prices of stocks may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund’s net asset value, yield and total return.

               The Fund is also subject to interest rate risk and credit risk associated with the bond investments of the Bond Fund. Interest rate risk is the risk that bonds will decline in value because of changes in interest rates. Generally, bonds decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal.

               An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

               You may want to consider investing in the Fund if you:
  Are seeking higher potential returns than money market funds and are willing to accept a moderate level of volatility want to diversify your investments
  are seeking an income mutual fund for an asset allocation program are retired or nearing retirement
               You may not want to invest in the Fund if you:
  are investing for maximum return over a long time horizon
  require stability of your principal

Investment Results
               The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).

The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Annual Total Returns For Calendar Years

The Fund’s best and worst quarters during the periods in the bar chart were: Best quarter: 11.29%, during the second quarter of 2009. Worst quarter: -12.51%, during the fourth quarter of 2008.
The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500® Index and Barclays Capital Government/Credit Intermediate Index for the 1, 5 and 10-year periods ended 12/31/2012. SFIM computes the Blended Benchmark by using 60% S&P 500® Index and 40% Barclays Capital Government/Credit Intermediate Index.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Year	10 Year
State Farm Stock and Bond Balanced Fund	10.77%	3.57%	6.24%
State Farm Stock and Bond Balanced Fund S&P 500 Index (Returns reflect no deduction for fees, expenses or taxes.)	16.00%	1.66%	7.10%
State Farm Stock and Bond Balanced Fund Barclays Capital Govt/Cred Intermediate Index (Returns reflect no deduction for fees, expenses or taxes.)	3.89%	5.18%	4.62%
State Farm Stock and Bond Balanced Fund Blended Benchmark (Returns reflect no deduction for fees, expenses or taxes.)	11.16%	3.51%	6.39%